Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable (Detail) - KRW (₩)
₩ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	₩ 4,574,789	₩ 3,517,512
Other accounts receivable	121,899	144,480
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4,575,993	3,518,559
Other accounts receivable	126,280	146,258
Gross carrying amount [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	4,575,354	3,516,891
Other accounts receivable	124,877	143,674
Gross carrying amount [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	566	1,638
Other accounts receivable	822	1,023
Gross carrying amount [member] | Current [member] | 16-30 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	10	30
Other accounts receivable	44	522
Gross carrying amount [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	61
Other accounts receivable	16	782
Gross carrying amount [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	2
Other accounts receivable	521	257
Accumulated impairment [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,204)	(1,047)
Other accounts receivable	(2,005)	(1,778)
Accumulated impairment [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade accounts and notes receivable	(1,204)	(1,047)
Other accounts receivable	(1,932)	(1,740)
Accumulated impairment [member] | Current [member] | 1-15 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	(6)	(8)
Accumulated impairment [member] | Current [member] | 31-60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable		(8)
Accumulated impairment [member] | Current [member] | More than 60 days past due [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Other accounts receivable	₩ (67)	₩ (22)